Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Customer	Dec. 31, 2010
Goodwill [Line Items]
Discount rate used determining fair value	8.17%	8.60%
Fair value determination, expected cash flow plan period		5 years
Impairment Loss on Goodwill	$ 2,951
Number of customers remained in CECP segment	2
Fair value of goodwill	$ 0